SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 96.20%
Communication Services — 2.80%
89,562	Gray Television, Inc.	$2,095,751

Consumer Discretionary — 21.04%
78,967	Delta Apparel, Inc.*	2,331,106
201,530	Destination XL Group, Inc.*	761,783
28,800	G-III Apparel Group Ltd.*	946,368
5,300	Grand Canyon Education, Inc.*	476,841
36,553	Lakeland Industries, Inc.*	816,228
43,880	Lazydays Holdings, Inc.*	965,360
36,564	Malibu Boats, Inc., Class A*	2,681,238
68,410	ONE Group Hospitality, Inc. (The)*	753,878
37,213	Patrick Industries, Inc.	2,716,549
20,660	Ruth’s Hospitality Group, Inc.*	475,800
43,320	Tilly’s, Inc., Class A	692,254
43,550	Universal Electronics, Inc.*	2,112,175
		15,729,580
Consumer Staples — 2.17%
9,280	John B Sanfilippo & Son, Inc.	821,929
11,770	MGP Ingredients, Inc.	796,123
		1,618,052
Energy — 3.10%
89,170	Magnolia Oil & Gas Corp., Class A*	1,393,727
55,040	Par Pacific Holdings, Inc.*	925,773
		2,319,500
Financials — 18.33%
30,140	Allegiance Bancshares, Inc.	1,158,581
26,400	Amerisafe, Inc.	1,575,816
141,978	Compass Diversified Holdings LP	3,620,439
20,770	First Bancorp/Southern Pines, NC	849,701
33,650	German American Bancorp, Inc.	1,251,780
16,000	Heritage Financial Corp.	400,320
23,766	Mercantile Bank Corp.	717,733
27,630	Northrim BanCorp, Inc.	1,181,182
17,080	Preferred Bank/Los Angeles, CA	1,080,652
23,110	Stock Yards Bancorp, Inc.	1,176,068
9,320	Triumph Bancorp, Inc.*	692,010
		13,704,282
Health Care — 4.97%
38,360	Inotiv, Inc.*	1,023,445
39,690	Invacare Corp.*	320,298

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
48,840	Lantheus Holdings, Inc.*	$1,349,938
18,830	Surmodics, Inc.*	1,021,527
		3,715,208
Industrials — 25.03%
282,810	ACCO Brands Corp.	2,440,650
13,245	Allied Motion Technologies, Inc.	457,350
13,630	Barrett Business Services, Inc.	989,674
8,248	Casella Waste Systems, Inc.*	523,171
28,880	CBIZ, Inc.*	946,398
71,542	Columbus McKinnon Corp.	3,451,186
63,688	Ducommun, Inc.*	3,474,817
4,220	Ennis, Inc.	90,814
29,996	Greenbrier Cos., Inc. (The)	1,307,226
36,520	Insteel Industries, Inc.	1,174,118
9,350	Lydall, Inc.*	565,862
16,099	Marten Transport Ltd.	265,473
12,100	Miller Industries, Inc.	477,224
12,680	Northwest Pipe Co.*	358,210
14,503	NV5 Global, Inc.*	1,370,679
4,000	Standex International Corp.	379,640
11,599	Willdan Group, Inc.*	436,586
		18,709,078
Information Technology — 12.05%
91,830	AXT, Inc.*	1,008,293
35,310	Cohu, Inc.*	1,299,055
64,270	Mitek Systems, Inc.*	1,237,840
13,400	Model N, Inc.*	459,218
36,700	Napco Security Technologies, Inc.*	1,334,779
8,913	Novanta, Inc.*	1,201,116
8,662	PC Connection, Inc.	400,791
44,426	Sapiens International Corp. NV	1,167,071
26,515	Vishay Precision Group, Inc.*	902,571
		9,010,734
Materials — 3.81%
77,149	FutureFuel Corp.	740,630
30,837	Koppers Holdings, Inc.*	997,577
16,510	UFP Technologies, Inc.*	948,004
15,878	Universal Stainless & Alloy Products, Inc.*	159,892
		2,846,103
Real Estate — 2.40%
11,200	Community Healthcare Trust, Inc., REIT	531,552
57,800	UMH Properties, Inc., REIT	1,261,196
		1,792,748

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Utilities — 0.50%
7,110	Unitil Corp.	$376,617

Total Common Stocks		71,917,653
(Cost $38,359,909)
Exchange Traded Funds — 0.85%
3,900	iShares Biotechnology	638,235

Total Exchange Traded Funds		638,235
(Cost $424,100)

Investment Company — 3.03%
2,265,963	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,265,963

Total Investment Company		2,265,963
(Cost $2,265,963)

Total Investments		$74,821,851
(Cost $41,049,972) — 100.08%
Liabilities in excess of other assets — (0.08)%		(59,351)
NET ASSETS — 100.00%		$74,762,500

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3